TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

FIXED INCOME - 40.1%
14,507,438	TIAA-CREF Bond Index Fund	$163,498,827
	TOTAL FIXED INCOME	163,498,827

INFLATION-PROTECTED ASSETS - 10.0%
3,484,620	TIAA-CREF Inflation-Linked Bond Fund	40,595,828
	TOTAL INFLATION-PROTECTED ASSETS	40,595,828

INTERNATIONAL EQUITY - 11.9%
1,315,459	TIAA-CREF Emerging Markets Equity Index Fund	13,720,237
1,876,080	TIAA-CREF International Equity Index Fund	34,838,802
	TOTAL INTERNATIONAL EQUITY	48,559,039

SHORT-TERM FIXED INCOME - 10.0%
4,044,291	TIAA-CREF Short-Term Bond Index Fund	40,523,791
	TOTAL SHORT-TERM FIXED INCOME	40,523,791

U.S. EQUITY - 27.7%
5,256,655	TIAA-CREF Equity Index Fund	112,860,382
	TOTAL U.S. EQUITY	112,860,382

	TOTAL AFFILIATED INVESTMENT COMPANIES	406,037,867
	(Cost $371,724,003)

	TOTAL INVESTMENTS - 99.7%	406,037,867
	(Cost $371,724,003)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	1,304,710
	NET ASSETS - 100.0%	$407,342,577

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
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TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

FIXED INCOME - 40.2%
16,860,081	TIAA-CREF Bond Index Fund	$190,013,114
	TOTAL FIXED INCOME	190,013,114

INFLATION-PROTECTED ASSETS - 9.7%
3,925,155	TIAA-CREF Inflation-Linked Bond Fund	45,728,061
	TOTAL INFLATION-PROTECTED ASSETS	45,728,061

INTERNATIONAL EQUITY - 12.1%
1,544,012	TIAA-CREF Emerging Markets Equity Index Fund	16,104,044
2,218,271	TIAA-CREF International Equity Index Fund	41,193,290
	TOTAL INTERNATIONAL EQUITY	57,297,334

SHORT-TERM FIXED INCOME - 9.6%
4,547,944	TIAA-CREF Short-Term Bond Index Fund	45,570,402
	TOTAL SHORT-TERM FIXED INCOME	45,570,402

U.S. EQUITY - 28.3%
6,221,105	TIAA-CREF Equity Index Fund	133,567,122
	TOTAL U.S. EQUITY	133,567,122

	TOTAL AFFILIATED INVESTMENT COMPANIES	472,176,033
	(Cost $401,045,192)

	TOTAL INVESTMENTS - 99.9%	472,176,033
	(Cost $401,045,192)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	352,770
	NET ASSETS - 100.0%	$472,528,803

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

FIXED INCOME - 39.3%
32,308,297	TIAA-CREF Bond Index Fund	$364,114,503
	TOTAL FIXED INCOME	364,114,503

INFLATION-PROTECTED ASSETS - 7.7%
6,117,568	TIAA-CREF Inflation-Linked Bond Fund	71,269,670
	TOTAL INFLATION-PROTECTED ASSETS	71,269,670

INTERNATIONAL EQUITY - 13.6%
3,421,913	TIAA-CREF Emerging Markets Equity Index Fund	35,690,554
4,903,033	TIAA-CREF International Equity Index Fund	91,049,327
	TOTAL INTERNATIONAL EQUITY	126,739,881

SHORT-TERM FIXED INCOME - 7.6%
7,089,350	TIAA-CREF Short-Term Bond Index Fund	71,035,283
	TOTAL SHORT-TERM FIXED INCOME	71,035,283

U.S. EQUITY - 31.7%
13,741,628	TIAA-CREF Equity Index Fund	295,032,747
	TOTAL U.S. EQUITY	295,032,747

	TOTAL AFFILIATED INVESTMENT COMPANIES	928,192,084
	(Cost $786,418,842)

	TOTAL INVESTMENTS - 99.9%	928,192,084
	(Cost $786,418,842)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	1,379,828
	NET ASSETS - 100.0%	$929,571,912

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

FIXED INCOME - 37.7%
79,570,286	TIAA-CREF Bond Index Fund	$896,757,122
	TOTAL FIXED INCOME	896,757,122

INFLATION-PROTECTED ASSETS - 5.7%
11,579,527	TIAA-CREF Inflation-Linked Bond Fund	134,901,488
	TOTAL INFLATION-PROTECTED ASSETS	134,901,488

INTERNATIONAL EQUITY - 15.2%
9,837,361	TIAA-CREF Emerging Markets Equity Index Fund	102,603,670
14,035,372	TIAA-CREF International Equity Index Fund	260,636,858
	TOTAL INTERNATIONAL EQUITY	363,240,528

SHORT-TERM FIXED INCOME - 5.6%
13,416,463	TIAA-CREF Short-Term Bond Index Fund	134,432,963
	TOTAL SHORT-TERM FIXED INCOME	134,432,963

U.S. EQUITY - 35.5%
39,402,400	TIAA-CREF Equity Index Fund	845,969,519
	TOTAL U.S. EQUITY	845,969,519

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,375,301,620
	(Cost $2,068,711,952)

	TOTAL INVESTMENTS - 99.7%	2,375,301,620
	(Cost $2,068,711,952)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	8,171,449
	NET ASSETS - 100.0%	$2,383,473,069

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%[a]

FIXED INCOME - 33.7%
93,476,237	TIAA-CREF Bond Index Fund	$1,053,477,186
	TOTAL FIXED INCOME	1,053,477,186

INFLATION-PROTECTED ASSETS - 3.7%
9,843,560	TIAA-CREF Inflation-Linked Bond Fund	114,677,478
	TOTAL INFLATION-PROTECTED ASSETS	114,677,478

INTERNATIONAL EQUITY - 17.7%
14,977,147	TIAA-CREF Emerging Markets Equity Index Fund	156,211,646
21,317,211	TIAA-CREF International Equity Index Fund	395,860,615
	TOTAL INTERNATIONAL EQUITY	552,072,261

SHORT-TERM FIXED INCOME - 3.6%
11,404,704	TIAA-CREF Short-Term Bond Index Fund	114,275,131
	TOTAL SHORT-TERM FIXED INCOME	114,275,131

U.S. EQUITY - 41.1%
59,929,498	TIAA-CREF Equity Index Fund	1,286,686,329
	TOTAL U.S. EQUITY	1,286,686,329

	TOTAL AFFILIATED INVESTMENT COMPANIES	3,121,188,385
	(Cost $2,740,979,666)

	TOTAL INVESTMENTS - 99.8%	3,121,188,385
	(Cost $2,740,979,666)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	5,280,443
	NET ASSETS - 100.0%	$3,126,468,828

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%[a]

FIXED INCOME - 29.7%
87,442,778	TIAA-CREF Bond Index Fund	$985,480,104
	TOTAL FIXED INCOME	985,480,104

INFLATION-PROTECTED ASSETS - 1.7%
4,730,205	TIAA-CREF Inflation-Linked Bond Fund	55,106,892
	TOTAL INFLATION-PROTECTED ASSETS	55,106,892

INTERNATIONAL EQUITY - 20.1%
18,058,245	TIAA-CREF Emerging Markets Equity Index Fund	188,347,491
25,730,838	TIAA-CREF International Equity Index Fund	477,821,661
	TOTAL INTERNATIONAL EQUITY	666,169,152

SHORT-TERM FIXED INCOME - 1.6%
5,484,193	TIAA-CREF Short-Term Bond Index Fund	54,951,610
	TOTAL SHORT-TERM FIXED INCOME	54,951,610

U.S. EQUITY - 46.7%
72,280,774	TIAA-CREF Equity Index Fund	1,551,868,210
	TOTAL U.S. EQUITY	1,551,868,210

	TOTAL AFFILIATED INVESTMENT COMPANIES	3,313,575,968
	(Cost $2,887,343,952)

	TOTAL INVESTMENTS - 99.8%	3,313,575,968
	(Cost $2,887,343,952)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	8,306,443
	NET ASSETS - 100.0%	$3,321,882,411

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%[a]

FIXED INCOME - 25.0%
66,411,519	TIAA-CREF Bond Index Fund	$748,457,824
	TOTAL FIXED INCOME	748,457,824

INTERNATIONAL EQUITY - 22.5%
18,281,963	TIAA-CREF Emerging Markets Equity Index Fund	190,680,878
26,023,600	TIAA-CREF International Equity Index Fund	483,258,255
	TOTAL INTERNATIONAL EQUITY	673,939,133

U.S. EQUITY - 52.3%
73,140,013	TIAA-CREF Equity Index Fund	1,570,316,089
	TOTAL U.S. EQUITY	1,570,316,089

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,992,713,046
	(Cost $2,566,849,641)

	TOTAL INVESTMENTS - 99.8%	2,992,713,046
	(Cost $2,566,849,641)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	6,320,353
	NET ASSETS - 100.0%	$2,999,033,399

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

FIXED INCOME - 16.8%
47,254,828	TIAA-CREF Bond Index Fund	$532,561,908
	TOTAL FIXED INCOME	532,561,908

INTERNATIONAL EQUITY - 24.9%
21,313,190	TIAA-CREF Emerging Markets Equity Index Fund	222,296,575
30,379,031	TIAA-CREF International Equity Index Fund	564,138,603
	TOTAL INTERNATIONAL EQUITY	786,435,178

U.S. EQUITY - 58.0%
85,283,260	TIAA-CREF Equity Index Fund	1,831,031,595
	TOTAL U.S. EQUITY	1,831,031,595

	TOTAL AFFILIATED INVESTMENT COMPANIES	3,150,028,681
	(Cost $2,657,833,489)

	TOTAL INVESTMENTS - 99.7%	3,150,028,681
	(Cost $2,657,833,489)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	8,752,994
	NET ASSETS - 100.0%	$3,158,781,675

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%[a]

FIXED INCOME - 10.0%
18,576,349	TIAA-CREF Bond Index Fund	$209,355,450
	TOTAL FIXED INCOME	209,355,450

INTERNATIONAL EQUITY - 27.0%
15,399,076	TIAA-CREF Emerging Markets Equity Index Fund	160,612,361
21,923,034	TIAA-CREF International Equity Index Fund	407,110,739
	TOTAL INTERNATIONAL EQUITY	567,723,100

U.S. EQUITY - 62.8%
61,553,308	TIAA-CREF Equity Index Fund	1,321,549,527
	TOTAL U.S. EQUITY	1,321,549,527

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,098,628,077
	(Cost $1,822,670,838)

	TOTAL INVESTMENTS - 99.8%	2,098,628,077
	(Cost $1,822,670,838)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	3,546,670
	NET ASSETS - 100.0%	$2,102,174,747

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

FIXED INCOME - 8.7%
12,504,472	TIAA-CREF Bond Index Fund	$140,925,396
	TOTAL FIXED INCOME	140,925,396

INTERNATIONAL EQUITY - 27.4%
12,053,609	TIAA-CREF Emerging Markets Equity Index Fund	125,719,139
17,163,915	TIAA-CREF International Equity Index Fund	318,733,908
	TOTAL INTERNATIONAL EQUITY	444,453,047

U.S. EQUITY - 63.6%
48,167,299	TIAA-CREF Equity Index Fund	1,034,151,918
	TOTAL U.S. EQUITY	1,034,151,918

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,619,530,361
	(Cost $1,423,390,278)

	TOTAL INVESTMENTS - 99.7%	1,619,530,361
	(Cost $1,423,390,278)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	4,643,474
	NET ASSETS - 100.0%	$1,624,173,835

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%[a]

FIXED INCOME - 7.4%
4,560,648	TIAA-CREF Bond Index Fund	$51,398,503
	TOTAL FIXED INCOME	51,398,503

INTERNATIONAL EQUITY - 27.8%
5,221,261	TIAA-CREF Emerging Markets Equity Index Fund	54,457,748
7,430,061	TIAA-CREF International Equity Index Fund	137,976,239
	TOTAL INTERNATIONAL EQUITY	192,433,987

U.S. EQUITY - 64.6%
20,860,044	TIAA-CREF Equity Index Fund	447,865,137
	TOTAL U.S. EQUITY	447,865,137

	TOTAL AFFILIATED INVESTMENT COMPANIES	691,697,627
	(Cost $629,042,819)

	TOTAL INVESTMENTS - 99.8%	691,697,627
	(Cost $629,042,819)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,707,112
	NET ASSETS - 100.0%	$693,404,739

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%[a]

FIXED INCOME - 6.1%
990,667	TIAA-CREF Bond Index Fund	$11,164,821
	TOTAL FIXED INCOME	11,164,821

INTERNATIONAL EQUITY - 28.1%
1,393,350	TIAA-CREF Emerging Markets Equity Index Fund	14,532,642
1,983,561	TIAA-CREF International Equity Index Fund	36,834,726
	TOTAL INTERNATIONAL EQUITY	51,367,368

U.S. EQUITY - 65.3%
5,557,648	TIAA-CREF Equity Index Fund	119,322,705
	TOTAL U.S. EQUITY	119,322,705

	TOTAL AFFILIATED INVESTMENT COMPANIES	181,854,894
	(Cost $171,299,128)

	TOTAL INVESTMENTS - 99.5%	181,854,894
	(Cost $171,299,128)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	904,077
	NET ASSETS - 100.0%	$182,758,971

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of August 31, 2019, all of the investments in the Funds were valued based on Level 1 inputs.

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